THE BERKSHIRE FUNDS
                          Supplement to Prospectus and
                       Statement of Additional Information
                                Dated May 1, 2002
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The  Berkshire  Funds have  appointed a new Transfer  Agent and Fund  Accounting firm, Mutual Shareholder Services, LLC, effective April 1, 2003. The change will not affect the status of your account or your investment in the Berkshire Focus Fund (the "Fund").

                    THERE IS NO ACTION REQUIRED ON YOUR PART.

All account applications, investment remittances, redemption requests and written correspondence relating to your investment in the Fund should be directed to the following address effective April 1, 2003:

                    The Berkshire Funds
                    8869 Brecksville Road, Suite C
                    Brecksville, OH 44141

Purchases by wire should be directed to the following instructions, also effective April 1, 2003:

                    U.S. Bank, N.A.
                    Cincinnati, OH 45249
                    ABA # 042000013
                    DDA # 130100788632
                    Account Name: The Berkshire Funds
                    Fund Name
                    Shareholder Account #
                    Shareholder Name

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE